RETIREMENT BENEFIT OBLIGATIONS - Schedule of Movements in Defined Benefit Obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
Movements in the defined benefit obligation
At 1 January	£ (49,549)	£ (45,241)
Current service cost	(213)	(206)
Interest expense	(704)	(914)
Actuarial (losses) gains – experience	(426)	493
Actuarial losses – demographic assumptions	(146)	(218)
Actuarial gains (losses) – financial assumptions	1,839	(5,718)
Benefits paid	2,034	2,254
Past service cost	(11)	(5)
Settlements	22	20
Exchange and other adjustments	24	(14)
At 31 December	(47,130)	(49,549)
The Bank
Movements in the defined benefit obligation
At 1 January	(30,597)	(28,072)
Current service cost	(100)	(97)
Interest expense	(435)	(568)
Actuarial (losses) gains – experience	(431)	441
Actuarial losses – demographic assumptions	(82)	(282)
Actuarial gains (losses) – financial assumptions	1,066	(3,524)
Benefits paid	1,361	1,504
Past service cost	(4)	(2)
Settlements	1	0
Exchange and other adjustments	(1)	3
At 31 December	£ (29,222)	£ (30,597)